Plant And Equipment (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Composition of Property and Equipment and Related Accumulated Depreciation
	Land use rights	Office		Motor	Construction
Cost	and building	equipment	Machinery	vehicles	in progress	Total
Balance as at April 1, 2021	$110,151	$9,660	$31,074	$7,537	$1,342	$159,764
Additions	1,613	967	2,575	763	3,647	9,565
Disposals	(293)	(68)	(539)	(245)	-	(1,145)
Reclassification of asset groups	2,100	154	191	-	(2,445)	-
Impact of foreign currency translation	3,676	296	1,078	258	59	5,367
Balance as at March 31, 2022	$117,247	$11,009	$34,379	$8,313	$2,603	$173,551
Additions	499	1,169	3,097	879	9,925	15,569
Disposals	(985)	(511)	(1,085)	(494)	-	(3,075)
Reclassification of asset groups	4,400	33	655	-	(5,088)	-
Impact of foreign currency translation	(9,040)	(821)	(2,672)	(636)	(212)	(13,381)
Ending balance as at March 31, 2023	$112,121	$10,879	$34,374	$8,062	$7,228	$172,664

Impairment, accumulated depreciation and amortization
Balance as at April 1, 2021	$(51,570)	$(6,246)	$(21,171)	$(5,048)	$-	$(84,035)
Disposals	158	64	419	220	-	861
Depreciation and amortization	(4,422)	(867)	(2,172)	(649)	-	(8,110)
Impact of foreign currency translation	(1,750)	(183)	(741)	(175)	-	(2,849)
Balance as at March 31, 2022	$(57,584)	$(7,232)	$(23,665)	$(5,652)	$-	$(94,133)
Disposals	733	500	767	407	-	2,407
Depreciation and amortization	(4,373)	(940)	(2,162)	(660)	-	(8,135)
Impact of foreign currency translation	4,443	530	1,847	436	-	7,256
Ending balance as at March 31, 2023	$(56,781)	$(7,142)	$(23,213)	$(5,469)	$-	$(92,605)

Carrying amounts
Balance as at March 31, 2022	$59,663	$3,777	$10,714	$2,661	$2,603	$79,418
Ending balance as at March 31, 2023	$55,340	$3,737	$11,161	$2,593	$7,228	$80,059

Schedule of Composition of Carrying Amounts
Carrying amounts as at March 31, 2023	Ying Mining District	BYP	GC	Other	Total
Land use rights and building	$41,155	$2,491	$10,403	$1,291	$55,340
Office equipment	2,991	37	440	269	3,737
Machinery	7,433	104	3,568	56	11,161
Motor vehicles	2,067	18	367	141	2,593
Construction in progress	6,208	509	511	-	7,228
Total	$59,854	$3,159	$15,289	$1,757	$80,059

Carrying amounts as at March 31, 2022	Ying Mining District	BYP	GC	Other	Total
Land use rights and building	$42,953	$2,965	$12,027	$1,718	$59,663
Office equipment	2,973	16	516	272	3,777
Machinery	8,225	155	2,276	58	10,714
Motor vehicles	2,127	20	323	191	2,661
Construction in progress	1,911	552	140	-	2,603
Total	$58,189	$3,708	$15,282	$2,239	$79,418